CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 650,902	$ 20,162
Advances receivable	50,581	175,501
Due from related parties		4,518
Prepaid expenses and deposits		68,263
Total Current Assets	701,483	268,444
Non-Current Assets
Property, plant and equipment	20,292	16,275
Exploration and evaluation assets	28,344,681	27,633,564
Intangible assets	1	1
Total Non-Current Assets	28,364,974	27,649,840
Total Assets	29,066,457	27,918,284
Current Liabilities
Accounts payable	300,283	359,651
Accrued liabilities	9,971	67,132
Due to related parties	260,524	237,305
Employee retention allowance	171,867	208,153
Loans	40,041	122,753
Current Liabilities	782,686	994,994
Common share purchase warrants	1,539	67,305
Total Liabilities	784,225	1,062,299
Commitments and contingencies
Shareholders' Equity
Share capital	79,376,206	77,286,874
Reserves	8,221,178	8,219,502
Deficit	(59,315,152)	(58,650,391)
Total Shareholders' Equity	28,282,232	26,855,985
Total Liabilities and Shareholders' Equity	$ 29,066,457	$ 27,918,284